Note 7 - Federal Home Loan Bank Advances	12 Months Ended
Dec. 31, 2012
Federal Home Loan Bank Advances, Disclosure [Text Block]
Note 7.                 Federal Home Loan Bank Advances

The subsidiary banks are members of the FHLB of Des Moines or Chicago.  As of December 31, 2012 and 2011, the subsidiary banks held $11,986,400 and $11,516,800, respectively, of FHLB stock, which is included in restricted investment securities on the consolidated balance sheets.

During the first quarter of 2011, the Company’s largest subsidiary bank, QCBT, prepaid $15,000,000 of FHLB advances with a weighted average interest rate of 4.87% and a weighted average maturity of May 2012.  The fees for prepayment totaled $832,099 and are included in noninterest expenses in the Statement of Income.  In addition, QCBT modified $20,350,000 of fixed rate FHLB advances with a weighted average interest rate of 4.33% and a weighted average maturity of October 2013 into new fixed rate FHLB advances with a weighted average interest rate of 3.35% and a weighted average maturity of February 2014.

During the fourth quarter of 2011, the Company’s smallest subsidiary bank, RB&T, modified $13,000,000 of fixed rate FHLB advances with a weighted average rate of 3.37% and a weighted average maturity of March 2013 into new fixed rate FHLB advances with a weighted average interest rate of 2.29% and a weighted average maturity of February  2016.

There were no modifications or prepayments during 2012.

Maturity and interest rate information on advances from FHLB as of December 31, 2012 and 2011 is as follows:

	December 31, 2012
	Amount Due	Weighted Average Interest Rate at Year-End	Amount Due with Putable Option *	Weighted Average Interest Rate at Year-End
Maturity:
Year ending December 31:
2013	$24,000,000	1.50%	$-	-%
2014	27,850,000	3.16	-	-
2015	16,000,000	2.84	-	-
2016	57,500,000	4.19	47,500,000	4.64
2017	36,000,000	3.89	20,000,000	4.51
Thereafter	41,000,000	3.58	33,000,000	3.64
Total FHLB advances	$202,350,000	3.45	$100,500,000	4.29

	December 31, 2011
	Amount Due	Weighted Average Interest Rate at Year-End	Amount Due with Putable Option *	Weighted Average Interest Rate at Year-End
Maturity:
Year ending December 31:
2012	$15,400,000	3.95%	$-	-%
2013	15,000,000	2.35	-	-
2014	27,850,000	3.16	-	-
2015	16,000,000	3.03	-	-
2016	57,500,000	3.91	47,500,000	4.64
Thereafter	73,000,000	3.85	53,000,000	3.97
Total FHLB advances	$204,750,000	3.67	$100,500,000	4.29

*Of the advances outstanding, a large portion have putable options which allow the FHLB, at its discretion, to terminate the advances and require the subsidiary banks to repay at predetermined dates prior to the stated maturity date of the advances.

Advances are collateralized by securities with a carrying value of $18,959,669 and $14,095,430 as of December 31, 2012 and 2011, respectively, and by loans pledged of $423,179,584 and $413,662,493, respectively, in aggregate.  On pledged loans, the FHLB applies varying collateral maintenance levels from 125% to 333% based on the loan type.